Risks arising from financial instruments	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Risks arising from financial instruments
19.	Risks arising from financial instruments
A)  FINANCIAL ASSETS AND LIABILITIES
Set out below is an overview of financial assets and liabilities held
by
the
company
as
at the dates indicated:

	30 June 2024				31 December 2023
		At fair				At fair
		value	At fair			value	At fair
	At	through	value		At	through	value
	amortized	profit or	through		amortized	profit or	through
Million US dollar	cost	loss	OCI	Total	cost	loss	OCI	Total

Cash and cash equivalents	7 392	-	-	7 392	10 332	-	-	10 332
Trade and other receivables	5 995	-	-	5 995	5 517	-	-	5 517
Investment securities	43	252	142	437	27	67	151	245
Foreign exchange derivatives	-	10	311	320	-	48	315	363
Commodities	-	-	152	152	-	-	131	131
Cross currency interest rate swaps	-	-	155	155	-	-	52	52
Interest rate swaps	-	4	-	4	-	3	-	3
Financial assets	13 430	265	760	14 455	15 876	118	649	16 642
Non-current	382	3	323	708	473	-	195	668
Current	13 049	262	437	13 748	15 403	118	454	15 975

Trade and other payables	18 748	297	-	19 045	21 284	741	-	22 026
Non-current interest-bearing loans and borrowings	74 796	1 148	-	75 944	73 592	571	-	74 163
Current interest-bearing loans and borrowings	2 240	-	-	2 240	3 987	-	-	3 987
Bank overdrafts	17	-	-	17	17	-	-	17
Equity swaps	-	5 035	-	5 035	-	4 718	-	4 718
Foreign exchange derivatives	-	9	57	66	-	18	414	432
Commodities	-	-	67	67	-	-	145	145
Cross currency interest rate swaps	-	-	66	66	-	-	164	164
Interest rate swaps	-	43	-	43	-	10	-	10
Financial liabilities	95 800	6 533	190	102 523	98 880	6 058	723	105 662
Non-current	75 378	1 365	53	76 796	73 920	876	151	74 947
Current	20 423	5 167	137	25 727	24 961	5 182	573	30 715

B)  INTEREST RATE RISK
The table below reflects the effective interest rates of interest-bearing financial liabilities at the reporting date as well as the currency in which the debt is denominated.

30 June 2024	Before hedging		After hedging
Interest-bearing financial liabilities	Effective	Amount	Effective	Amount
Million US dollar	interest rate		interest rate

Floating rate
US dollar	-	1	6.40%	581
Other	9.49%	377	9.49%	377
		379		959
Fixed rate
Canadian dollar	4.56%	592	4.37%	2 705
Chinese yuan	3.06%	48	2.64%	2 928
Euro	2.53%	24 051	2.46%	24 646
Pound sterling	5.35%	2 108	8.33%	437
South Korean won	4.98%	44	2.15%	2 204
US dollar	5.08%	49 533	5.33%	42 069
Other	9.25%	1 445	10.20%	2 253
		77 822		77 242

31 December 2023	Before hedging		After hedging
Interest-bearing financial liabilities	Effective	Amount	Effective	Amount
Million US dollar	interest rate		interest rate

Floating rate
Euro	4.27%	1 086	4.27%	1 086
US dollar	6.00%	505	6.35%	789
Other	10.47%	299	11.66%	595
		1 889		2 469
Fixed rate
Canadian dollar	4.54%	625	4.37%	2 988
Chinese yuan	2.91%	57	2.49%	2 437
Euro	2.26%	21 233	2.46%	22 072
Pound sterling	5.38%	2 122	8.24%	827
South Korean won	5.49%	49	1.85%	2 209
US dollar	5.02%	50 368	5.20%	43 344
Other	8.85%	1 825	10.00%	1 820
		76 277		75 697
As at 30 June 2024, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 17m US dollar (31 December 2023: 17m US dollar). As disclosed in the above table, 959m US dollar or 1.2% of the company’s interest-bearing financial liabilities bears interest at a variable rate.
C)  EQUITY PRICE RISK
AB InBev enters into equity swap derivatives to hedge the price risk on its shares in connection with its share-based payments programs, as disclosed in Note 18
Share-based Payments.
AB InBev also hedges its exposure arising from shares issued in relation to past business combinations (see also Note 8
Finance expense and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the income statement.
As at 30 June 2024, an exposure for an equivalent of 100.5m of AB InBev shares was hedged, resulting in a total loss of (507)m US dollar recognized in the income statement for the period in exceptional finance income/(expense). As at 30 June 2024, liabilities for equity swap derivatives amounted to 5.0 billion US dollar (31 December 2023: 4.7 billion US dollar).

D)  CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e., where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement
risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 30 June 2024 to be limited.
Exposure to credit risk
Credit risk arises from financial assets including trade and other receivables. The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized and disclosed by financial asset class in section
A) Financial assets and liabilities
.
The maximum exposure to credit risk at the reporting date for our trade and other receivables, excluding Brazilian tax credits, tax receivables other than income tax and prepaid expenses, was as follows:

	30 June 2024			31 December 2023¹
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Trade receivables	5 308	(392)	4 916	4 734	(387)	4 347
Other receivables	1 146	(66)	1 080	1 244	(74)	1 170
Trade and other receivables	6 453	(458)	5 995	5 978	(462)	5 517
There was no significant concentration of credit risks with any single counterparty as of 30 June 2024 and no single customer represented more than 10% of the total revenue of the group in 2024.
Impairment losses
The allowance for impairment recognized during the period on trade and other receivables was as follows:

	30 June 2024	31 December 2023
Balance at end of previous year	(462)	(416)
Impairment losses	(39)	(54)
Derecognition	15	26
Currency translation and other	28	(18)
Balance at end of period	(458)	(462)
Additionally, in the
six-month
period ended 30 June 2024, the company recognized (66)m US dollar loss resulting from the impairment of financial investments – see also Note 8
Finance expense and income
.

1
Amended to conform to the 2024 presentation.

E)  LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.
The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	30 June 2024
Million US dollar	Carrying amount¹	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(75 243)	(127 287)	(4 529)	(5 767)	(5 222)	(18 022)	(93 747)
Trade and other payables	(22 588)	(22 813)	(21 703)	(270)	(166)	(345)	(330)
Lease liabilities	(2 520)	(2 914)	(760)	(624)	(443)	(554)	(533)
Secured bank loans	(21)	(28)	(6)	(5)	(5)	(9)	(3)
Unsecured bank loans	(278)	(278)	(278)	-	-	-	-
Unsecured other loans	(122)	(159)	(27)	(94)	(20)	(8)	(10)
Bank overdraft	(17)	(17)	(17)	-	-	-	-
	(100 788)	(153 496)	(27 318)	(6 760)	(5 855)	(18 939)	(94 623)

Derivative financial liabilities
Equity derivatives	(5 035)	(5 035)	(5 035)	-	-	-	-
Foreign exchange derivatives	(66)	(66)	(66)	-	-	-	-
Cross currency interest rate swaps	(109)	(109)	(44)	(11)	-	(55)	-
Commodity derivatives	(67)	(67)	(67)	-	-	-	-
	(5 278)	(5 278)	(5 212)	(11)	-	(55)	-

Of which: related to cash flow hedges	(148)	(148)	(119)	(11)	-	(19)	-

1
“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.

	31 December 2023
Million US dollar	Carrying amount¹	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(74 410)	(125 728)	(5 689)	(3 699)	(6 352)	(16 731)	(93 258)
Trade and other payables	(26 719)	(27 020)	(26 026)	(233)	(156)	(240)	(365)
Lease liabilities	(2 829)	(3 228)	(823)	(596)	(472)	(599)	(738)
Secured bank loans	(415)	(426)	(395)	(5)	(5)	(10)	(10)
Unsecured bank loans	(182)	(182)	(182)	-	-	-	-
Unsecured other loans	(314)	(364)	(200)	(109)	(28)	(16)	(11)
Bank overdraft	(17)	(17)	(17)	-	-	-	-
	(104 886)	(156 965)	(33 331)	(4 642)	(7 013)	(17 597)	(94 383)

Derivative financial liabilities
Equity derivatives	(4 718)	(4 718)	(4 718)	-	-	-	-
Foreign exchange derivatives	(432)	(432)	(428)	-	(4)	-	-
Cross currency interest rate swaps	(174)	(174)	(24)	(34)	(13)	(103)	-
Commodity derivatives	(145)	(145)	(145)	-	-	-	-
	(5 469)	(5 469)	(5 316)	(34)	(16)	(103)	-

Of which: related to cash flow hedges	(542)	(542)	(494)	(34)	-	(14)	-
F)  FAIR VALUE
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	30 June 2024		31 December 2023
Million US dollar	Carrying amount¹	Fair value	Carrying amount¹	Fair value

Fixed rate
US dollar	(49 099)	(48 947)	(49 917)	(52 268)
Euro	(23 268)	(22 296)	(20 379)	(19 796)
Pound sterling	(2 060)	(1 960)	(2 069)	(2 012)
Canadian dollar	(509)	(468)	(526)	(505)
Other	(367)	(360)	(558)	(554)
	(75 302)	(74 031)	(73 449)	(75 135)

1
“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 30 June 2024 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	11	-
Derivatives in a cash flow hedge relationship	19	353	-
Derivatives in a net investment hedge relationship	-	249	-
	19	622	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	297
Derivatives at fair value through profit and loss	-	5 044	-
Derivatives in a cash flow hedge relationship	34	115	-
Derivatives in a fair value hedge relationship	-	43	-
Derivatives in a net investment hedge relationship	-	42	-
	34	5 244	297

Fair value hierarchy 31 December 2023 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	51	-
Derivatives in a cash flow hedge relationship	28	381	-
Derivatives in a net investment hedge relationship	-	89	-
	28	530	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	741
Derivatives at fair value through profit and loss	-	4 736	-
Derivatives in a cash flow hedge relationship	18	524	-
Derivatives in a fair value hedge relationship	-	10	-
Derivatives in a net investment hedge relationship	-	181	-
	18	5 451	741
There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities during the period. Movements in the fair value “level 3” category of financial liabilities, measured on a recurring basis, are mainly related to the settlement and remeasurement of deferred consideration from prior years acquisitions and the put option as described below
.
Non-derivative
financial liabilities
As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. On 31 January 2024, ELJ exercised its put option to sell to Ambev approximately 12% of the shares of CND for a net consideration of 0.3 billion US dollar. The closing of the transaction resulted in Ambev’s participation in CND increasing from 85% to 97%. ELJ currently holds 3% of CND and the remaining put option is exercisable as from 2026. As at 30 June 2024, the put option on the remaining shares held by ELJ was valued at 170m US dollar (31 December 2023: 577m US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above.